SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	9 Months Ended
May 31, 2020
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	May 31, 2020	May 31, 2019

Amounts receivable, prepaid expenses and other assets	$617	$500
Accounts payable and other liabilities	(873)	247
	$(256)	$747